Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	bifi1_SupplementTextBlock

BLACKROCK INDEX FUNDS, INC.

BlackRock Small Cap Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares Russell 2000 Small-Cap Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bifi1_SupplementTextBlock

BLACKROCK INDEX FUNDS, INC.

BlackRock Small Cap Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares Russell 2000 Small-Cap Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.